Cash Flow Information - Summary of Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliation of cash and cash equivalents
Cash at bank	$ 70,920	$ 60,034	$ 136,430
Deposits at call	398	413	451
Cash and cash equivalents	71,318	60,447	136,881	$ 129,328
Cash flows from operating activities
Loss for the period	(81,889)	(91,347)	(98,811)
Add/(deduct) net loss for non-cash items as follows:
Depreciation and amortization	4,107	4,380	4,264
Foreign exchange losses/(gains)	62	536	(1,499)
Finance costs	20,122	17,288	10,711
Remeasurement of contingent consideration	(8,771)	(913)	(18,687)
Remeasurement of warrant liabilities	2,205	(5,896)	0
Equity settled share-based payment	3,655	5,536	12,510
Deferred tax benefit	(212)	(235)	(819)
Gain on derecognition of right-of-use assets	(76)	0	0
Change in operating assets and liabilities:
Decrease/(increase) in trade and other receivables	(118)	140	(1,739)
Decrease/(increase) in prepayments	1,650	1,555	(213)
Increase/(decrease) in trade creditors and accruals	(398)	4,777	(5,061)
Decrease/(increase) in tax incentive recoverable	(2,388)	0	0
Increase/(decrease) in provisions	(1,218)	(1,603)	(1,405)
Net cash (outflows) in operating activities	$ (63,269)	$ (65,782)	$ (100,749)